Other current assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other current assets
Other current assets

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Reimbursable amounts due from customers	1.7	7.4
Prepaid expenses	1.3	5.3
Deferred tax effect of internal transfer of assets – current portion	9.2	9.1
Derivative financial instruments (1)	1.4	1.5
VAT receivables	0.8	1.8
Other	0.7	—
Total other current assets	15.1	25.1

(1)	Derivative financial instruments consist of unrealized gain on interest rate swaps. Additional disclosure has been provided in Note 22 "Risk management and financial instruments".